Income Taxes - Components of Deferred Tax Assets and Liabilities (Details) - USD ($)				12 Months Ended
	Dec. 31, 2017	Dec. 22, 2017	Dec. 21, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Loss Carryforwards [Line Items]
Valuation Allowance, Deferred Tax Asset, Decrease				$ 446,000,000
Deferred tax assets
Federal and foreign NOL carryforwards and credits	$ 960,000,000			960,000,000	$ 1,060,000,000
State NOL carryforwards and credits	188,000,000			188,000,000	183,000,000
Deferred gain	46,000,000			46,000,000	77,000,000
Share-based compensation expense	16,000,000			16,000,000	53,000,000
Derivative instruments	15,000,000			15,000,000	47,000,000
Long-term debt	16,000,000			16,000,000	18,000,000
Other	30,000,000			30,000,000	13,000,000
Less: valuation allowance	(806,000,000)			(806,000,000)	(1,252,000,000)
Total deferred tax assets	465,000,000			465,000,000	199,000,000
Deferred tax liabilities
Investment in limited partnership	(391,000,000)			(391,000,000)	(76,000,000)
Convertible debt	(65,000,000)			(65,000,000)	(118,000,000)
Property, plant and equipment	(6,000,000)			(6,000,000)	(5,000,000)
Total deferred tax liabilities	(462,000,000)			(462,000,000)	(199,000,000)
Net deferred tax assets	$ 3,000,000			$ 3,000,000	$ 0
Decrease in effective tax rate due to adoption of ASU 2016-09				6.20%	(0.00%)	(0.00%)
U.S. corporate income tax rate	21.00%	21.00%	35.00%	35.00%	35.00%	35.00%
Reduction to U.S. net deferred tax assets due to U.S. tax reform rate change				$ 404,000,000
Increase in effective tax rate due to U.S. tax reform rate change				71.40%	0.00%	0.00%
Income tax expense, impact due to U.S. tax reform rate change				$ 0
Federal Tax [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	$ 4,700,000,000			4,700,000,000
Deferred Tax Assets, Tax Credit Carryforwards	18,000,000			18,000,000
State Tax [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	2,300,000,000			2,300,000,000
Deferred Tax Assets, Tax Credit Carryforwards	$ 4,000,000			4,000,000
U.K Tax [Member]
Operating Loss Carryforwards [Line Items]
Valuation Allowance, Deferred Tax Asset, Decrease				$ 9,000,000